SHARE CAPITAL - Additional Information (Details) $ / shares in Units, $ in Millions, $ in Millions			12 Months Ended
	Jul. 03, 2020 USD ($)	Jul. 03, 2020 CAD ($) $ / shares shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 USD ($) shares	Aug. 03, 2021 shares	Dec. 31, 2019 shares
Disclosure of classes of share capital [line items]
Number of shares issued (in shares)		1,000,000
Proceeds from issuing shares	$ 7.4	$ 10.0
Dividend reinvestment plan (Note 30) | $			$ 0.7	$ 0.5
Sale of stock price per share (in usd per share) | $ / shares		$ 10.00
Osisko Mining Corporation | Canadian Malartic [Member]
Disclosure of classes of share capital [line items]
Stock conversion period			6 years
Share capital
Disclosure of classes of share capital [line items]
Dividend reinvestment plan (Note 30) | $			$ 0.7	$ 0.5
Preference shares
Disclosure of classes of share capital [line items]
Number of shares authorised (in shares)			8,000,000
Number of shares outstanding (in shares)			0	0
Number of shares issued (in shares)			0	0
Ordinary shares [member]
Disclosure of classes of share capital [line items]
Number of shares authorized for repurchase					48,321,676
Ordinary shares [member] | Share capital
Disclosure of classes of share capital [line items]
Number of shares outstanding (in shares)			959,806,000	952,621,000		950,435,000
Cancellations of Ordinary Shares, Shares			6,673,000	151,000
Ordinary shares [member] | Share capital | Osisko Mining Corporation
Disclosure of classes of share capital [line items]
Cancellations of Ordinary Shares, Shares			150,456
Deferred flow-through premium liability
Disclosure of classes of share capital [line items]
Proceeds from issuing shares	2.0	$ 2.7
Share Capital
Disclosure of classes of share capital [line items]
Proceeds from issuing shares	$ 5.3	$ 7.2